*Denotes less than 1% of Total Investments
% of Total Investments.  The chart shows the Fund's current
allocation as a percentage of the Fund's total investments, and excludes exposure through derivative instruments.  These
percentages may vary from those shown in the Schedule of
Investments, which are based on the Fund's net assets.  Holdings and allocations may vary over time.